EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ (1,138,591)
Return of the plan assets	156,475	R$ 163,148	R$ 59,692
Fair value of plan assets at the end of the year	(1,441,592)	(1,138,591)
Plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	3,656,891	3,568,934	3,456,613
Return of the plan assets	156,475	163,148	165,908
Contributions from sponsors	224,979	162,650	197,828
Settlement	(179,339)	(493,781)	(64,868)
Payment of benefits	(434,650)	(309,817)	(318,198)
Remeasurement	334,675	386,767	(253,301)
Exchange Variance	892,969	178,990	384,952
Fair value of plan assets at the end of the year	4,652,000	3,656,891	R$ 3,568,934
Value of shares included in fair value of plan assets	R$ 8,745	R$ 10,221